Annual Total Returns - FidelityStockSelectorAllCapFund-AMCIZPRO - FidelityStockSelectorAllCapFund-AMCIZPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2022
Fidelity Advisor Stock Selector All Cap Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	Oct. 23, 2012
Annual Return 2013	33.59%
Annual Return 2014	10.79%
Annual Return 2015	(0.38%)
Annual Return 2016	9.23%
Annual Return 2017	24.87%
Annual Return 2018	(8.87%)
Annual Return 2019	31.85%
Annual Return 2020	24.50%
Annual Return 2021	22.77%
Fidelity Advisor Stock Selector All Cap Fund - Class C
Bar Chart Table:
Annual Return, Inception Date	Oct. 23, 2012
Fidelity Advisor Stock Selector All Cap Fund - Class M
Bar Chart Table:
Annual Return, Inception Date	Oct. 23, 2012
Fidelity Advisor Stock Selector All Cap Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	Oct. 23, 2012
Fidelity Advisor Stock Selector All Cap Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Aug. 13, 2013